SCHEDULE OF CLASSIFICATION OF FINANCIAL INSTRUMENTS (Details)	9 Months Ended
Sep. 30, 2023
Notes and other explanatory information [abstract]
Financial Assets, Cash and cash equivalents	Amortized cost
Financial Assets, Accounts receivable	Amortized cost
Financial Assets, Accounts payable and accrued liabilities	Amortized cost
Financial Assets, Contract liabilities	Amortized cost
Financial Assets, Covid-19 government support loans	Amortized cost